Financial Instruments (Details 1) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Total Accounts Receivable	$ 602	$ 0
Less Allowance For Doubtful Accounts	0	0
Total Accounts Receivable, Net	602	0
Not Past Due	602	0
Total Accounts Receivable, Gross	602	0
Past due for more than 31 days but no more than 120 days
Past Due	0	0
Past due for more than 120 days
Past Due	$ 0	$ 0